A summary goodwill by CGU is as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 171,615,991	$ 195,097,659	$ 106,181,086
Mergers and Acquisitions (Note 5)		2,053,293	88,288,194
Effect of movement in foreign exchange rates		5,746,325	628,379
Enthusiast properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	77,112,402	76,263,276	54,467,041
Mergers and Acquisitions (Note 5)			21,496,335
Effect of movement in foreign exchange rates		849,126	299,900
Tsr [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	20,898,598	20,898,598	20,898,598
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Luminoity [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	6,003,150	6,003,150	6,003,150
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Steel media [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	3,989,264	1,890,627	1,890,627
Mergers and Acquisitions (Note 5)		2,053,293
Effect of movement in foreign exchange rates		45,344
Omnia [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	8,839,508	22,921,670	22,921,670
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Addicting games [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	14,098,455	29,282,414
Mergers and Acquisitions (Note 5)			28,947,665
Effect of movement in foreign exchange rates		2,015,165	334,749
Outplyed [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 40,674,614	37,837,924
Mergers and Acquisitions (Note 5)			37,844,194
Effect of movement in foreign exchange rates		$ 2,836,690	$ (6,270)